FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2016
FINANCIAL INSTRUMENTS [Abstract]
Carrying Value and Estimated Fair Value of the Partnership's Financial Instruments
The carrying value and estimated fair value of our financial instruments as of June 30, 2016 and December 31, 2015 are as follows:

		June 30, 2016		December 31, 2015
(in thousands of $)	Fair value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	61,196	61,196	40,686	40,686
Restricted cash	Level 1	171,464	171,464	193,273	193,273
High-Yield and 2015 Norwegian Bonds (1)	Level 1	305,439	279,873	297,007	298,845
Long-term debt — floating (2)	Level 2	1,141,162	1,141,162	1,047,781	1,047,781
Obligations under capital leases (2)	Level 2	127,301	127,301	143,112	143,112

Derivatives:
Interest rate swaps asset (3) (4)	Level 2	—	—	1,881	1,881
Cross currency interest rate swap liability (5)	Level 2	79,318	79,318	89,015	89,015
Interest rate swaps liability (3) (4)	Level 2	38,166	38,166	15,540	15,540

(1) This pertains to bonds with a carrying value of $305.4 million and $297.0 million as of June 30, 2016 and December 31, 2015, respectively, which are included under long-term debt on the balance sheet. The fair value of the bonds as of June 30, 2016 was $279.9 million (2015: $298.8 million), which is 91.6% of their face value (2015: 100.6%).

(2) Our long-term debt and capital lease obligations are recorded at amortized cost in the consolidated balance sheets.
The long term debt is presented gross of deferred financing cost of $19.3 million as of June 30, 2016 (2015: $13.7 million).

(3) Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

(4) The fair value/carrying value of interest rate swap agreements (excluding the cross currency interest rate swap described in footnote 5) that qualify and are designated as cash flow hedges as of June 30, 2016 and December 31, 2015 was a net liability of $0.8 million (with a notional amount of $87.5 million) and a net liability of $1.6 million (with a notional amount of $142.5 million), respectively. The expected maturity of the remaining designated interest rate agreement is February 2018.

(5) In order to hedge our exposure to currency fluctuations under our NOK-denominated senior unsecured bonds (“High-Yield Bonds”), we entered into a non-amortizing cross currency interest rate swap agreement. The swap hedges both the full redemption amount of the NOK obligation and the related quarterly interest payments. We designated the cross currency interest rate swap as a cash flow hedge. As of June 30, 2016, the following are the details on the cross currency interest rate swap:

Instrument (in thousands of $, unless otherwise indicated)	Notional amount		Maturity date	Rate	Fair value asset/(liability)
	In NOK	In USD
Cross currency interest rate swap	1,300,000	227,193	Oct 2017	6.485%	(79,318)

Offsetting Assets

	June 30, 2016			December 31, 2015
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	—	—	—	1,881	(1,881)	—
Total liability derivatives	38,166	—	38,166	15,540	(1,881)	13,659

Offsetting Liabilities

	June 30, 2016			December 31, 2015
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	—	—	—	1,881	(1,881)	—
Total liability derivatives	38,166	—	38,166	15,540	(1,881)	13,659

Interest Rate Swap Transactions
As of June 30, 2016, we have entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below. The summary also includes those that are designated as cash flow hedges:

Instrument (in thousands of $)	Notional amount		Maturity Dates			Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	1,382,158	(1)	Feb 2018	to	May 2022	1.070%	to	6.485%
(1) This includes the nominal value of the cross currency interest rate swap of $227.2 million described in footnote 5 above.